Exit or Disposal Activities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	$ 10,400	$ 16,047	$ 31,133
Provisions in Cost of goods sold or SG&A	7,676	1,434	1,953
Actual expenditures charged to accrual	(4,577)	(6,181)	(11,275)
Adjustments to prior provisions in Other general expense - net	(4,942)	(900)	(5,764)
Ending Balance	8,557	10,400	16,047
Facilities shutdown Prior to 2010 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	8,493
Actual expenditures charged to accrual	(2,156)
Adjustments to prior provisions in Other general expense - net	(4,871)
Ending Balance	1,466
Facilities shutdown prior to 2009 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		10,366
Actual expenditures charged to accrual		(3,572)
Adjustments to prior provisions in Other general expense - net		(1,087)
Ending Balance		5,707
Facilities shutdown prior to 2008 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance			11,245
Actual expenditures charged to accrual			(2,094)
Adjustments to prior provisions in Other general expense - net			(2,085)
Ending Balance			7,066
Global Finishes Group [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	7,363	913	1,314
Consumer Group [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	0
Severance and related costs [Member] | Global Finishes Group [Member] | Facility shutdown in 2012 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	3,933
Actual expenditures charged to accrual	(1,697)
Ending Balance	2,236
Severance and related costs [Member] | Global Finishes Group [Member] | Branches shutdown in 2011 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	129
Provisions in Cost of goods sold or SG&A		316
Actual expenditures charged to accrual	(134)	(187)
Adjustments to prior provisions in Other general expense - net	5
Ending Balance		129
Severance and related costs [Member] | Global Finishes Group [Member] | Branches shutdown in 2010 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A			31
Actual expenditures charged to accrual			(31)
Severance and related costs [Member] | Global Finishes Group [Member] | Manufacturing facility and branches shutdown in 2009 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance			204
Actual expenditures charged to accrual			(78)
Adjustments to prior provisions in Other general expense - net			(126)
Severance and related costs [Member] | Consumer Group [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A		339	457
Severance and related costs [Member] | Consumer Group [Member] | Manufacturing facilities shutdown in 2011 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	197
Provisions in Cost of goods sold or SG&A		339
Actual expenditures charged to accrual	(133)	(142)
Adjustments to prior provisions in Other general expense - net	(64)
Ending Balance		197
Severance and related costs [Member] | Consumer Group [Member] | Manufacturing facilities shutdown in 2009 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance			4,532
Provisions in Cost of goods sold or SG&A			457
Actual expenditures charged to accrual			(3,534)
Adjustments to prior provisions in Other general expense - net			(1,455)
Severance and related costs [Member] | Consumer Group [Member] | Manufacturing and distribution facilities shutdown in 2008 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance			311
Adjustments to prior provisions in Other general expense - net			(311)
Severance and related costs [Member] | Paint Stores Group [Member] | Manufacturing and distribution facilities, administrative offices and stores shutdown in 2008 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance			70
Actual expenditures charged to accrual			(66)
Adjustments to prior provisions in Other general expense - net			(4)
Other qualified exit costs [Member] | Global Finishes Group [Member] | Facility shutdown in 2012 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	3,430
Ending Balance	3,430
Other qualified exit costs [Member] | Global Finishes Group [Member] | Branches shutdown in 2011 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	470
Provisions in Cost of goods sold or SG&A		597
Actual expenditures charged to accrual	(180)	(127)
Ending Balance	290	470
Other qualified exit costs [Member] | Global Finishes Group [Member] | Branches shutdown in 2010 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	955	1,114
Provisions in Cost of goods sold or SG&A			1,283
Actual expenditures charged to accrual	(133)	(159)	(169)
Ending Balance	822	955	1,114
Other qualified exit costs [Member] | Global Finishes Group [Member] | Manufacturing facility and branches shutdown in 2009 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		1,820	3,703
Actual expenditures charged to accrual		(918)	(1,288)
Adjustments to prior provisions in Other general expense - net		262	(595)
Ending Balance		1,164	1,820
Other qualified exit costs [Member] | Global Finishes Group [Member] | Administrative offices and branches shutdown In 2008 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance			88
Actual expenditures charged to accrual			(88)
Other qualified exit costs [Member] | Consumer Group [Member] | Manufacturing facilities shutdown in 2009 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		721	2,258
Actual expenditures charged to accrual		(245)	(612)
Adjustments to prior provisions in Other general expense - net		(74)	(925)
Ending Balance		402	721
Other qualified exit costs [Member] | Consumer Group [Member] | Manufacturing and distribution facilities shutdown in 2008 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance			83
Actual expenditures charged to accrual			(60)
Adjustments to prior provisions in Other general expense - net			219
Ending Balance			242
Other qualified exit costs [Member] | Paint Stores Group [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A		182	182
Other qualified exit costs [Member] | Paint Stores Group [Member] | Stores shutdown in 2012 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	313
Ending Balance	313
Other qualified exit costs [Member] | Paint Stores Group [Member] | Stores shutdown in 2011 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	156
Provisions in Cost of goods sold or SG&A		182
Actual expenditures charged to accrual	(144)	(26)
Adjustments to prior provisions in Other general expense - net	(12)
Ending Balance		156
Other qualified exit costs [Member] | Paint Stores Group [Member] | Stores shutdown in 2010 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		4
Provisions in Cost of goods sold or SG&A			182
Actual expenditures charged to accrual			(178)
Adjustments to prior provisions in Other general expense - net		(4)
Ending Balance			4
Other qualified exit costs [Member] | Paint Stores Group [Member] | Stores shutdown in 2009 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		2,022	3,213
Actual expenditures charged to accrual		(805)	(1,213)
Adjustments to prior provisions in Other general expense - net		3	22
Ending Balance		1,220	2,022
Other qualified exit costs [Member] | Paint Stores Group [Member] | Manufacturing and distribution facilities, administrative offices and stores shutdown in 2008 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance			5,426
Actual expenditures charged to accrual			(1,864)
Adjustments to prior provisions in Other general expense - net			(504)
Ending Balance			$ 3,058